Cover	12 Months Ended
Sep. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Amendment Description	Amendment No.1
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Huadi International Group Co., Ltd.
Entity Central Index Key	0001791725
Entity File Number	001-39904
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Sep. 27, 2018
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No. 1688 Tianzhong Street
Entity Address, Address Line Two	Longwan District
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value 0.0002 per share
Trading Symbol	HUDI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	14,279,182
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Huisen Wang
Contact Personnel Email Address	Huadi@huadigroup.com
Entity Address, Address Line One	No. 1688 Tianzhong Street
Entity Address, Address Line Two	Longwan District
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	057786598888